Interest-Bearing Loans and Borrowings - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 17, 2021	Sep. 17, 2021	Jun. 18, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Funding advances from collaborator principal amount	$ 119.7	$ 49.3	$ 53.1	$ 17.3
Borrowings, adjustment to interest rate basis	2.50%
Borrowings, interest rate basis	The respective interest rate of each borrowing is based on the average annual London Interbank Offered Rate (LIBOR) for U.S. Dollars as reported in the Wall Street Journal on the due date of the quarterly invoice or the next business date should the due date fall on a weekend or holiday, plus 250 basis points, calculated on the number of days from the date on which the Company applied such borrowings.
Interest bearing borrowings funded interests accrued	$ 0.8